Common Stock (Details) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Common stock, authorized shares	780,000,000	780,000,000	780,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, issued shares	7,894,111	7,894,111	7,894,111
Common stock, outstanding shares	7,894,111	7,894,111	7,894,111
Capital stock, authorized shares		800,000,000
Preferred stock, outstanding shares	0	0	0
Preferred stock, authorized shares	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001